5. Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
5.	PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at December 31, 2020 and 2019:

	December 31, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers, software and office equipment	$2,800,872	$(2,257,797)	$543,075	$2,184,327	$(1,882,567)	$301,760
Machinery and equipment	192,988	(152,149)	40,839	175,761	(125,272)	50,489
Vehicles	163,525	(106,826)	56,699	158,849	(77,133)	81,716
Furniture and fixtures	422,234	(364,655)	57,579	399,512	(323,771)	75,741
Leasehold improvements	1,143,704	(903,381)	240,323	1,081,076	(764,070)	317,006
Total fixed assets	4,723,323	(3,784,808)	938,515	3,999,525	(3,172,813)	826,712
Capital assets not subject to depreciation:
Construction in progress	26,594	–	26,594	25,433	–	25,433
Total fixed assets	$4,749,917	$(3,784,808)	$965,109	$4,024,958	$(3,172,813)	$852,145

For the years ended December 31, 2020 and 2019, the Company recorded depreciation expense of $461,548 and $477,079 respectively.